Liability Related to the Sale of Future Royalties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Liability Related To Sale Of Future Royalties
Schedule of Liability for the Sale of Future Revenue

The following table presents as of June 30, 2023 the Company’s liability for the sale of future revenue (in thousands):

Liability related to the sale of future royalties
December 31, 2022	$4,083
Sale of future royalties	-
Foreign currency exchange impact	205
June 30, 2023	$4,288

The following table presents as of December 31, 2022 the Company’s liability for the sale of future revenue (in thousands):

Liability related to the sale of future royalties
December 31, 2021	$2,958
Sale of future royalties	1,439
Foreign currency exchange impact	(314)
December 31, 2022	$4,083